Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net
Summary of Property and equipment, net

	December 31,	December 31,
	2017	2018
	RMB in thousands
Leasehold improvements	21,052	51,186
Furniture, fixtures and office equipment	2,240	3,482
Vehicles	912	1,964
Servers and computers	208,828	481,695
Others	14,556	13,681
Total	247,588	552,008
Less: accumulated depreciation	(61,170)	(157,110)
Net book value	186,418	394,898